Share-based Compensation (Tables)	12 Months Ended
Dec. 31, 2022
Share-based Compensation [Abstract]
Summary of allocation of share-based compensation expenses
The table below sets forth the allocation of share-based compensation expenses:

	For the year ended December 31,
	2020	2021	2022
	RMB	RMB	RMB
Cost of revenues	4,641	7,862	5,984
Sales and marketing expenses	4,821	10,521	12,669
Research and development expenses	19,738	33,775	30,578
General and administrative expenses	7,225	20,043	21,478

Total	36,425	72,201	70,709

Schedule of share-based payment award stock options valuation assumptions	The fair value of each option granted for the years ended December 31, 2020, 2021 and 2022 is estimated on the date of grant using the following assumptions:

	For the year ended December 31,
	2020	2021	2022
Expected volatility	48.90%-52.20%	52.40%-62.40%	74.30%-95.00%
Expected dividends yield	0%	0%	0%
Risk-free interest rate	0.30%-1.69%	0.58%-0.87%	1.74%-2.70%
Expected term (in years)	6	6	6
Fair value of underlying ordinary share (US$)	16.00-42.31	9.44-35.99	4.25-13.02

Schedule of share-based compensation stock options activities

The following table presents a summary of the Company’s options activities for the years ended December 31, 2020, 2021 and 2022:

	Number of options	Weighted average exercise price per share	Weighted average remaining contractual life	Aggregate intrinsic value
	(in thousands)	US$	Years	US$
Outstanding as of January 1, 2020	8,329	2.43	3.06	97,000
Granted	888	4.00
Exercised	(2,962)	1.84
Forfeited	(353)	3.14

Outstanding as of December 31, 2020	5,902	2.92	3.07	139,326

Granted	1,095	4.50
Exercised	(1,538)	2.45
Forfeited	(554)	3.75

Outstanding as of December 31, 2021	4,905	3.33	2.94	44,871

Granted	635	4.50
Exercised	(642)	2.40
Forfeited	(337)	3.90

Outstanding as of December 31, 2022	4,561	3.58	2.74	8,188

Vested and exercisable as of December 31, 2021	1,841	2.66	1.71	18,085
Vested and exercisable as of December 31, 2022	2,234	3.09	1.86	5,115